Notional Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 17,100,804	¥ 14,793,822
Interest rate and currency swap agreements | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	15,135,193	12,689,774
Foreign exchange forward and option contracts | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	1,965,611	2,104,048
Fair value hedging derivative financial instruments | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	151,704	235,219
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 151,704	¥ 235,219